Contracted commitments, contingencies and guarantees	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Guarantees [Abstract]
Contracted commitments, contingencies and guarantees
30.
Contracted commitments, contingencies and guarantees

Contingent liabilities

Litigation

From time to time we are engaged in disputes and claims. We believe that the ultimate outcome of these proceedings will not have a material adverse impact on our consolidated financial position or results of operations, but the outcome of these proceedings is inherently difficult to predict. There can be no assurance that we will prevail in any such litigation. Liabilities for material claims against us are recognized as a provision when an outflow of economic resources is considered probable and can be reasonably estimated. Legal costs associated with claims are expensed as incurred.

Italian tax proceedings

During 2020, Italian tax authorities commenced reviewing the activities of one of our subsidiaries for the years 2015 through 2020, including whether that subsidiary had a permanent establishment in Italy and our transfer pricing policies.

At December 31, 2021, the Group was cooperating with the investigation but intended to contest any allegation that we have a permanent establishment in Italy or that our transfer pricing policies were inappropriate. During March 2022, the Group recognized a related Italian corporate tax payable of €15.6 million (approximately $17.5 million), recorded within Income tax (expense)/benefit, for the expected settlement of this case. This was based on a determination that although the Company continues to believe that its tax positions complied in all material respects with all applicable law that it was nonetheless in the Company’s best interest to seek a negotiated resolution to the Italian tax authorities’ investigation to avoid the expense and uncertainty associated with allowing the matter to proceed further. During July 2022, a settlement was reached with the Italian tax authorities for the period 2015-2019 and €11.8 million (approximately $12.0 million) representing the related taxes, penalties and interest was paid on July 28, 2022. At December 31, 2022, the remaining provision of €3.9 million (approximately $4.2 million) has been retained in respect of other uncertain tax positions.